Hotchkis and Wiley Mid-Cap Value Fund (Prospectus Summary) | Hotchkis and Wiley Mid-Cap Value Fund
Mid-Cap Value Fund
Investment Objective.
The Fund seeks capital appreciation.

Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in certain Hotchkis and Wiley Funds. More information about these and other discounts is available from your financial professional and in the sections titled "About
Class I, Class A, Class C and Class R Shares" beginning on page 32 of this Prospectus and "Purchase of Shares" beginning on page 37 of the Funds' Statement of Additional
Information.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Hotchkis and Wiley Mid-Cap Value Fund	Class I	Class A	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	5.25%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	none	none	1.00%	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Hotchkis and Wiley Mid-Cap Value Fund	Class I	Class A	Class C	Class R
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	none	0.25%	1.00%	0.50%
Other Expenses	0.33%	0.33%	0.33%	0.33%
Total Annual Fund Operating Expenses	1.08%	1.33%	2.08%	1.58%

Example.
This example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be as shown.
Expense Example Hotchkis and Wiley Mid-Cap Value Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class I	110	343	595	1,317
Class A	653	924	1,216	2,042
Class C	311	652	1,119	2,219
Class R	161	499	860	1,878

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Hotchkis and Wiley Mid-Cap Value Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class I	110	343	595	1,317
Class A	653	924	1,216	2,042
Class C	211	652	1,119	2,219
Class R	161	499	860	1,878

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 62%
of the average value of its portfolio.

Principal Investment Strategy.
The Fund normally invests at least 80% of its net assets plus borrowings for investment purposes in common stocks of mid capitalization U.S. companies.
Hotchkis and Wiley Capital Management, LLC (the "Advisor") currently considers mid-cap companies to be those with market capitalizations like those found in the Russell Midcap® Index. The market capitalization range of the Index changes constantly, but as of June 30, 2011, the range was from $1.4 billion to $17.9 billion. Market capitalization is measured at time of initial purchase.
The Fund may also invest in the securities of small capitalization companies and in foreign (non-U.S.) securities.

The Fund seeks to invest in stocks whose future prospects are misunderstood or not fully recognized by the market. The Fund employs a fundamental value investing approach which seeks to exploit market inefficiencies created by irrational investor behavior. To identify these investment opportunities, the
Fund employs a disciplined, bottom-up investment process highlighted by rigorous, internally-generated fundamental research. With the exception of diversification guidelines, the Fund does not employ predetermined rules for sales; rather, the Fund evaluates each sell candidate based on the candidate's specific risk and return characteristics which include: 1) relative valuation;
2) fundamental operating trends; 3) deterioration of fundamentals; and 4)
diversification guidelines.

Principal Investment Risks.
As with any mutual fund, the value of the Fund's investments, and therefore the value of its shares, may go down and you could lose all or a portion of your investment in the Fund. Many factors can affect those values. The factors that are most likely to have a material effect on the Fund's portfolio as a whole are called "principal risks." The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are described in this section.

Market Risk. Market risk is the risk that the market price of securities owned by the Fund may go down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets.

Equity Securities Risk. Equity securities, both common and preferred stocks, have greater price volatility than fixed income securities. The market price of equity securities owned by the Fund may go down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented by those markets.

Capitalization Risk. Investment in small and mid cap companies may involve more risk than investing in larger, more established companies. Small and mid cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. Should a product fail, or if management changes, or if there are other adverse developments, the Fund's investment in a small or mid cap company may lose substantial value.

Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Advisor invests in securities that may not necessarily be included in the Fund's benchmark. To the extent that the
Advisor invests the Fund's assets in securities that are not in the Fund's applicable benchmark index, there is a greater risk that the Fund's performance will deviate from that of the benchmark. The Advisor does not seek to replicate the performance of any index.

Style Risk. The Advisor follows an investing style that favors value investments. Historically, value investments have performed best during periods of economic recovery. Therefore, the value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the
Fund may underperform other funds that use different investing styles.

Security Selection Risk. The Advisor may misjudge the risk and/or return potential of a security. This misjudgment can result in a loss or a significant deviation relative to its benchmark.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

Foreign (Non-U.S.) Investment Risk. The Fund may invest in foreign (non-U.S.)
securities and may experience more rapid and extreme changes in value than the
Fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as
U.S. issuers. To the extent that a Fund invests a significant portion of its assets in a specific geographic region, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

Recent Developments in Global Credit and Equity Markets Risks. Global capital markets have recently experienced credit and valuation problems and the mass liquidation of investment portfolios. These conditions have generated extreme volatility and illiquidity. This financial crisis may cause a significant decline in the value and liquidity of many securities.

Current market conditions may continue or worsen. Because of the expansive scope of these conditions, past investment strategies and models may not be able to identify all significant risks that the Fund may encounter, or to predict the duration of these events.

Percentage Investment Limitations. Unless otherwise stated, all percentage limitations on Fund investments listed in this Prospectus will apply at the time of investment. The Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

Who should invest?
The Fund may be an appropriate investment if you:

o Are seeking capital appreciation and can withstand the share price volatility of equity investing.

o Are seeking a diversified portfolio of equity securities to include stocks with market capitalizations like those found in the Russell Midcap® Index.

o Want a professionally managed and diversified portfolio.

o Are willing to accept the risk that the value of your investment may decline substantially or for significant periods of time in order to seek capital appreciation.

o Are not looking for current income.

o Are prepared to receive taxable dividends.

o Have a long-term view in excess of three to five years.

o Are considering this investment as part of a well diversified personal investment portfolio and strategy.

Performance
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class I shares (the class with the longest period of annual returns). However, the Fund's Class A and Class C shares are subject to sales loads. Sales loads are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown. The table shows how the
Fund's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and indices that reflect the market sectors in which the Fund invests. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund's website at
http://www.hwcm.com/literature or by calling the Fund toll-free at 1-866-HW-FUNDS
(1-866-493-8637).

The inception dates for the Fund's Class I Class A, Class C and Class R shares are January 2, 1997, January 2, 2001, January 2, 2001 and August 28, 2003,
respectively. Performance figures prior to the commencement of sales of Class A,
Class C and Class R shares are based on the historical performance of the original share class (Class I) of the Fund's predecessor, the Mercury HW Mid-Cap
Value Fund, adjusted to reflect the higher operating expenses of Class A, Class
C and Class R shares and the current applicable sales charges of Class A, Class
C and Class R shares.

Calendar Year Total Returns as of December 31

During the period shown in the bar chart, the highest return for a quarter was
29.32% (quarter ended June 30, 2009) and the lowest return for a quarter was
-24.42% (quarter ended December 31, 2008). The year-to-date return as of June
30, 2011 was 4.09%.

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Hotchkis and Wiley Mid-Cap Value Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class I	Return Before Taxes - Class I	34.41%	3.01%	10.11%
Class I After Taxes on Distributions	Return After Taxes on Distributions - Class I	34.34%	1.98%	9.02%
Class I After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares - Class I	22.45%	2.37%	8.60%
Class A	Return Before Taxes - Class A	26.98%	1.65%	9.26%
Class C	Return Before Taxes - Class C	32.16%	2.16%	9.13%
Class R	Return Before Taxes - Class R	33.73%	2.49%	9.72%
Russell Midcap ® Index	Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)	25.47%	4.66%	6.54%
Russell Midcap ® Value Index	Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	24.75%	4.08%	8.07%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). After-tax returns are shown for only Class I. After-tax returns for other classes will vary.